Retirement-Related Benefits - Contributions, Defined Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Plans, Including Multi-employer Plans | Non-U.S.
Pension Contributions
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 400
Pension Plans | Non-U.S.
Pension Contributions
Contributions by employer to defined benefit plans	325	$ 368
Contributions by employer - Cash	111	192
Contributions by employer - Noncash	213	176
Multi-employer Plans
Pension Contributions
Cash contribution by employer to non-U.S. multi-employer plans	38	40
Nonpension Postretirement Plans
Pension Contributions
Contributions by employer to defined benefit plans	385	394
Contributions by employer - Noncash	385	394
Excess cash transferred to the Active Employee Medical Trust	70
Nonpension Postretirement Plans | U.S.
Pension Contributions
Contributions by employer to defined benefit plans	335	394
Nonpension Postretirement Plans | Non-U.S.
Pension Contributions
Contributions by employer to defined benefit plans	$ 0	$ 0